Taxation	12 Months Ended
Dec. 31, 2014
Taxation
Taxation

19. Taxation

a.    Overseas taxation

Cayman Islands and British Virgin Islands

        Under the current laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries in Cayman Islands and British Virgin Islands are not subject to tax on their income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

United States

        PW USA, Runic Games, Cryptic Studios and Unknown Worlds are generally subject to corporate income tax rates ranging from 15% to 35% at the federal level and, in some instances, are also subject to tax at the state level. State tax rates vary by jurisdiction. The Group's sales proceeds from online game operation in the State of Massachusetts and Washington of the U.S. are subject to sales tax at rates of 6.25% and 6.5%, respectively. For other states where the Group operates its online games, sales tax is not levied according to local tax regulation.

Hong Kong

        Under the current Hong Kong Inland Revenue Ordinance, the Group's subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends from PW Hong Kong to the Company are not subject to any Hong Kong withholding tax. Hong Kong does not levy turnover tax.

Malaysia

        PW Malaysia engages in offshore licensing activity. It is subject to a fix amount corporate income tax of MYR20,000 a year. Perfect Play engages in onshore business activities, and is subject to a 25% corporate income tax rate. The Group's sales proceeds from online game operation supporting service conducted in Malaysia are subject to service tax at a rate of 6%.

Taiwan

        The Group's subsidiary established in Taiwan is subject to 17% corporate income tax rate (taxable income up to TWD120,000 is exempt). The Group's sales proceeds from online game operation supporting service conducted in Taiwan are subject to VAT at a rate of 5%.

Netherlands

        The fiscal unity PW Universal in Netherlands engages in intra-group licensing and local sales and marketing. The standard corporate income tax rate is 25%. A lower rate of 20% applies to the first EUR200,000 of taxable income. The Group's sales proceeds from online game operation conducted in the Netherlands are subject to VAT at a rate of 21%.

Japan

        The corporate income tax rate applicable to C&C Media and CCO Co., Ltd. is 40.7% in 2012, 38.0% in 2013, 38.0% from January 1 to March 31, 2014 and 35.6% from April 1 to December 31, 2014. The Group's sales proceeds from online game operation conducted in Japan are subject to consumption tax at a rate of 5% from January 1 to March 31, 2014 and 8% from April 1 to December 31, 2014.

Korea

        PW Korea is generally subject to corporate income tax rates ranging from 11.0% to 24.2%. The Group's sales proceeds from online game operation conducted in Korea are subject to VAT at a rate of 10%.

Thailand

        PW Thailand is subject to a corporate income tax rate of 20%. The Group's sales proceeds from online game operation conducted in Thailand are subject to VAT at a rate of 7%.

Singapore

        For PW Singapore, 75% of the first SGD10,000 of normal chargeable income is exempt from tax, and 50% of the next SGD290,000 is exempt from tax. The balance of chargeable income is fully taxable at the standard rate of 17%. The Group's sales proceeds from online game operation conducted in Singapore are subject to goods and services tax at a rate of 7%.

b.    PRC VAT and business tax

        A Pilot Program for transition from business tax to VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. On August 1, 2013, all regions in China have launched the pilot program. On June 1, 2014, the pilot program has extended to more industries.

        Prior to the pilot program, the Group's subsidiaries and VIEs incorporated in China were subject to business tax.

        After the launch of the pilot program, the Group's subsidiaries and VIEs incorporated in China are subject to VAT at an effective rate of 6% for revenues from oversea licensing, software development and relevant technology consulting services. In addition, according to the applicable tax rules and regulations, being a technology development business and technology export enterprise, an entity may enjoy VAT exemption for revenues generated from software development and relevant technology consulting services, and oversea licensing, respectively.

        For operation of online games, the tax treatment varies depending on the nature of games and the local tax policies of provinces where the games are operated. In general, the Group's VIEs incorporated in China are subject to VAT at the rate of 6% or 17% (with refund on the portion of tax payment exceeds an effective tax rate of 3%) or Business Tax at the rate of 5% plus related surcharges on revenues from online game operations.

c.    PRC corporate income tax

        On March 16, 2007, the National People's Congress of PRC enacted a corporate income tax law, under which foreign-invested enterprises and domestic companies would be subject to corporate income tax at a uniform rate of 25%. There will be a five-year transition period for foreign-invested enterprises, during which foreign-invested enterprises are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as "software enterprises" and/or "high and new technology enterprises," whether foreign-invested enterprises or domestic companies.

        Under the corporate income tax law, enterprises that were established before March 16, 2007 and already enjoyed preferential tax treatments will continue to enjoy them (i) in the case of preferential tax rates, for a period of five years from January 1, 2008 to December 31, 2012, or (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term.

        PW Network has been qualified as a "high and new technology enterprise" under the corporate income tax law from 2008 to 2017. Therefore, PW Network enjoyed a preferential tax rate of 15% from 2012 to 2014 as a "high and new technology enterprise."

        PW Software has been qualified as a "high and new technology enterprise" from 2008 to 2017. Therefore, PW Software was entitled to the tax exemption in 2008 and 2009 and a 50% reduction of its applicable corporate income tax rate of 15% from 2010 to 2012, and enjoyed a preferential tax rate of 15% in 2013 and 2014 as a "high and new technology enterprise."

        Shanghai PW Network has been qualified as having "software enterprise" status from 2009 to 2013, and "high and new technology enterprise" status from 2014 to 2016. Therefore, Shanghai PW Network was entitled to the tax exemption in 2009 and 2010 and was subject to a 50% income tax reduction to a rate of 12.5% from 2011 to 2013 as a "software enterprise," and enjoyed a preferential tax rate of 15% in 2014.

        PW Digital Software and PW Digital have been qualified as having "software enterprise" status from 2010 to 2014. PW Digital Software and PW Digital were entitled to the tax exemption in 2010 and 2011 and were subject to a 50% income tax reduction to a rate of 12.5% in 2012, 2013 and 2014.

        PW Game Software has been qualified as a "software enterprise" from 2010 to 2014. PW Game Software achieved cumulative taxable income for the year ended December 31, 2013, and therefore was entitled to the tax exemption in 2013 and 2014. PW Game Software will be subject to a 50% income tax reduction to a rate of 12.5% from 2015 to 2017, provided that it continues to be qualified as a "software enterprise" during such period.

        Hefei PW Network has been qualified as having "software enterprise" status from 2013. Hefei PW Network achieved cumulative taxable income for the year ended December 31, 2013, and therefore was entitled to the tax exemption in 2013 and 2014 as a "software enterprise." Hefei PW Network will be subject to a 50% income tax reduction to a rate of 12.5% from 2015 to 2017, provided that it continues to be qualified as a "software enterprise" during such period.

        Chengdu PW Network has been qualified as having "software enterprise" status from 2010. Chengdu PW Network achieved cumulative taxable income for the year ended December 31, 2014, and therefore was entitled to the tax exemption in 2014. Chengdu PW Network will continue to enjoy the tax exemption in 2015 and be subject to a 50% income tax reduction to a rate of 12.5% from 2016 to 2018, provided that it continues to be qualified as a "software enterprise" during such period.

        Except for PW Network, PW Software, Shanghai PW Network, PW Digital Software, PW Digital, PW Game Software, Hefei PW Network and Chengdu PW Network, the Group's other major China-based subsidiaries and VIEs are subject to a 25% corporate income tax rate.

Withholding tax on undistributed dividends

        Under the PRC corporate income tax law which went into effect on January 1, 2008, dividends attributable to the earnings generated after January 1, 2008 and payable by a foreign-invested enterprise in China to its foreign investors are subject to a 10% withholding tax unless any such foreign investor's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Mainland and Hong Kong Taxation Arrangement, dividends paid by a foreign-invested enterprise in China to its direct holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the foreign-invested enterprise). As PW Hong Kong, which holds 100% equity interest of PW Software, Shanghai PW Software and PW Game Software, is a Hong Kong tax resident, dividends declared by the Group's aforesaid PRC subsidiaries to PW Hong Kong should be subject to the withholding tax at a rate of 5%.

        For the potential distribution of dividends to the Company's shareholders, the Group accrues and records the withholding income tax for all standalone undistributed earnings of the Group's PRC subsidiaries. For the years ended December 31, 2012, 2013 and 2014, withholding taxes of RMB19,645,562, RMB26,540,876 and RMB21,295,237 were accrued and recorded as deferred tax liabilities, respectively. For the Group's VIEs, the Group will continue to indefinitely reinvest the remaining undistributed earnings to fulfill working capital needs and non-cancellable contractual commitments, to fund capital expenditures to expand the Group's business in China. The unrecognized deferred tax liabilities related to the withholding tax on undistributed earnings of the Group's VIEs at a rate of 5% as of December 31, 2013 and 2014 were approximately RMB69,817,831 and RMB77,909,816, respectively.

Withholding tax on license fees and royalties in various countries

        The license fees and royalties received from the Group's licensees in various jurisdictions outside of the PRC are subject to withholding taxes at various tax rates. The Group recognized RMB9,888,633, RMB8,247,703 and RMB12,525,132 as income tax expenses related to withholding taxes during the years ended December 31, 2012, 2013 and 2014, respectively.

Components of income taxes

	For the years ended December 31,
	2012		2013		2014
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
(Loss) / income from continuing operation before income tax expenses	(2,145,798)	695,723,664	(66,339,474)	558,299,323	(80,189,016)	657,408,587

Current income tax expense / (credit)	21,940,668	95,772,411	2,752,148	43,179,801	(5,609,205)	39,645,558
Deferred income tax (credit) / expense	(4,623,738)	(26,504,171)	(441,662)	(10,281,072)	60,301,957	(6,664,729)
Foreign withholding tax expense	5,520,677	4,367,956	4,749,961	3,497,742	10,842,776	1,682,356
PRC withholding tax on undistributed earnings	19,645,562	—	26,540,876	—	21,295,237	—

Income tax expense from continuing operation	42,483,169	73,636,196	33,601,323	36,396,471	86,830,765	34,663,185

        Reconciliation of the difference between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(15.9)%	(17.2)%	(19.8)%
Effect of tax-exempt entities	0.3%	0.1%	(3.2)%
Change in valuation allowance	6.5%	1.5%	23.5%
Effect of the overseas withholding taxes	1.5%	1.7%	2.2%
Effect of the PRC withholding tax on undistributed earnings	3.0%	5.4%	3.7%
Effect of permanent difference	(1.0)%	1.8%	(6.0)%
Others	(1.9)%	(4.1)%	(4.4)%

Effective income tax rate from continuing operation	17.5%	14.2%	21.0%

        The following table sets forth the computation of the effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company for the years ended December 31, 2012, 2013 and 2014, respectively:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Effect of tax incentive and holiday	105,263,201	84,647,199	114,169,921
Basic net earnings per ordinary share effect	0.44	0.35	0.46

d.    Deferred tax assets and deferred tax liabilities

	December 31, 2013	December 31, 2014
	RMB	RMB
Deferred tax assets:
Net operating loss carryforwards	92,659,595	160,956,398
Current reserves and accruals	43,205,785	57,885,594
Depreciation and amortization	10,898,028	14,055,466
R&D Credit	30,024,984	39,799,093
Others	22,863,742	12,076,003

Total deferred tax assets	199,652,134	284,772,554
Less: Valuation allowance	(75,093,072)	(220,620,764)

Total deferred tax assets net off valuation allowance	124,559,062	64,151,790
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	86,911,299	108,206,536
Intangible assets arisen from business combination	38,695,869	26,987,012
Others	8,316,011	15,155,280

Total deferred tax liabilities	133,923,179	150,348,828

Net deferred tax liabilities	(9,364,117)	(86,197,038)

        The net operating loss carryforwards are resulting from operating losses of some subsidiaries and VIEs of the Group that had losses at their individual entity level.

        As of December 31, 2014, the Group's U.S. subsidiaries had federal and state net operating loss carryforwards of approximately RMB225,160,024 and RMB155,883,915, respectively, to offset future taxable income. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2030 and 2029, respectively. Federal and California tax laws impose restrictions on the utilization of net operating loss carryforwards in the event of an ownership change, as defined in Section 382 of the Internal Revenue Code. The Company's ability to utilize its net operating loss carryforwards are subject to limitations under these provisions.

        As of December 31, 2014, the Group's U.S. subsidiaries, had federal and state R&D credit carryforwards of RMB32,149,195 and RMB32,659,569, respectively, to offset future tax liability. The federal R&D credit, if not utilized, will expire beginning 2029.

        Valuation allowance assessment is based on the weight of all available evidences, both positive and negative. A valuation allowance is provided when positive evidence is insufficient to overcome a significant piece of negative evidence such as a cumulative loss in recent years. In considering the relative impact of negative and positive evidence, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies. The weight given to the potential effect of negative and positive evidence was commensurate with the extent to which it can be objectively verified. PW USA and its wholly owned subsidiary filed a combined income tax return, and generated cumulative losses in recent years. The Company determined that it is more likely than not that the Company would not generate sufficient taxable income in the future to utilize such deferred tax assets carryforwards. Therefore, the Company provided a full amount of valuation allowance amounting to RMB137,801,919 for the related deferred tax assets as of December 31, 2014.

Movement of valuation allowance

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	51,217,697	86,793,131	75,093,072
Current year addition	45,108,417	16,773,539	162,033,210
Current year reversal	(9,532,983)	(7,836,531)	(16,505,518)
Disposal of PW Literature	—	(20,637,067)	—

Balance at end of the year	86,793,131	75,093,072	220,620,764

e.    Uncertain tax positions

        The following table summarizes the activity related to the Group's uncertain tax benefits from January 1, 2012 to December 31, 2014:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at January 1	10,517,130	12,161,522	14,610,829
Tax positions related to current year:
Additions	798,075	2,342,288	2,687,716
Tax positions related to prior year:
Additions	878,919	967,577	259,253
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	(32,602)	(860,558)	645,457

Balance at December 31	12,161,522	14,610,829	18,203,255

        As of December 31, 2012, 2013 and 2014, the Group's U.S. subsidiaries, primary Cryptic Studios, recorded unrecognized tax benefits related to R&D credits. The Group does not anticipate the uncertain tax positions to significantly increase or decrease within twelve months of December 31, 2014.